Prospectus Supplement dated April 17, 1998, to the following Prospectuses:

J.P. Morgan Institutional U.S. Equity Fund, dated January 2, 1998
J.P. Morgan Institutional U.S. Small Company Fund, dated January 2, 1998 J.P. Morgan Institutional Emerging Markets Equity Fund, dated March 31, 1998 J.P. Morgan Institutional Japan Equity Fund, dated March 31, 1998
J.P. Morgan Institutional International Bond Fund, dated March 2, 1998
J.P. Morgan Institutional U.S. Equity Funds, dated January 8, 1998
J.P. Morgan Institutional U.S. Fixed Income Funds, dated March 13, 1998
J.P. Morgan Institutional International Equity Funds, dated March 31, 1998

Introduction. J.P. Morgan J.P. Morgan Institutional U.S. Equity Fund, J.P. Morgan Institutional U.S. Small Company Fund, J.P. Morgan Institutional Emerging Markets Equity Fund, J.P. Morgan Institutional Japan Equity Fund and J.P. Morgan Institutional International Bond Fund invest in The U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Emerging Markets Equity Portfolio, The Japan Equity Portfolio and The Non-U.S. Fixed Income Portfolio, respectively, along with other investors, including, prior to January 1998, non U.S. funds managed by Morgan. These non U.S. funds reorganized by transferring their assets to other non-U.S. funds managed by Morgan in January 1998.

Portfolio Redemptions . The U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Emerging Markets Equity Portfolio, The Japan Equity Portfolio and The Non-U.S. Fixed Income Portfolio each received a substantial redemption request from its non-U.S. feeder fund in connection with the reorganization. These redemptions did not reduce the net assets of the funds, but they reduced the size of the portfolios by approximately the following amounts: U.S. Equity, $132.7; U.S. Small Company, $436.2 million; Emerging Markets Equity, $381.8 million; Japan Equity, $167.6 million; and Non-U.S. Fixed Income, $217.9 million. After redemptions, each portfolios' assets were approximately as follows: U.S. Equity, $745.1; U.S. Small Company, $645.8 million; Emerging Markets Equity, $268.2 million; Japan Equity, $2.8 million; and Non-U.S. Fixed Income, $7.0 million. Morgan continues to manage each fund in accordance with its prospectus.